Reportable Operating Segments	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Reportable Operating Segments
Reportable Operating Segments

17. Reportable Operating Segments

The Company’s operations are organized into three business segments – Retail Banking, Commercial Banking, and Treasury and Other. These segments reflect how discrete financial information is currently evaluated by the chief operating decision maker and how performance is assessed and resources allocated. The Company’s internal management accounting process measures the performance of these business segments. This process, which is not necessarily comparable with similar information for any other financial institution, uses various techniques to assign balance sheet and income statement amounts to the business segments, including allocations of income, expense, the provision for credit losses, and capital. This process is dynamic and requires certain allocations based on judgment and other subjective factors. Unlike financial accounting, there is no comprehensive authoritative guidance for management accounting that is equivalent to GAAP.

The net interest income of the business segments reflects the results of a funds transfer pricing process that matches assets and liabilities with similar interest rate sensitivity and maturity characteristics and reflects the allocation of net interest income related to the Company’s overall asset and liability management activities on a proportionate basis. The basis for the allocation of net interest income is a function of the Company’s assumptions that are subject to change based on changes in current interest rates and market conditions. Funds transfer pricing also serves to transfer interest rate risk to Treasury.

The Company allocates the provision for loan and lease losses to each segment based on management’s estimate of the inherent loss content in each of the specific loan and lease portfolios.

Noninterest income and expense includes allocations from support units to the business segments. These allocations are based on actual usage where practicably calculated or by management’s estimate of such usage. Income tax expense is allocated to each business segment based on the consolidated effective income tax rate for the period shown.

Business Segments

Retail Banking

Retail Banking offers a broad range of financial products and services to consumers and small businesses. Loan and lease products offered include residential and commercial mortgage loans, home equity lines of credit, automobile loans and leases, personal lines of credit, installment loans and small business loans and leases. Deposit products offered include checking, savings, and time deposit accounts. Retail Banking also offers wealth management services. Products and services from Retail Banking are delivered to customers through 62 banking locations throughout the State of Hawaii, Guam, and Saipan.

Commercial Banking

Commercial Banking offers products that include corporate banking, residential and commercial real estate loans, commercial lease financing, auto dealer financing, deposit products and credit cards. Commercial lending and deposit products are offered primarily to middle-market and large companies locally, nationally, and internationally.

Treasury and Other

Treasury consists of corporate asset and liability management activities including interest rate risk management. The segment’s assets and liabilities (and related interest income and expense) consist of interest-bearing deposits, investment securities, federal funds sold and purchased, government deposits, short and long-term borrowings and bank-owned properties. The primary sources of noninterest income are from bank-owned life insurance, net gains from the sale of investment securities, foreign exchange income related to customer-driven currency requests from merchants and island visitors and management of bank-owned properties. The net residual effect of the transfer pricing of assets and liabilities is included in Treasury, along with the elimination of intercompany transactions.

Other organizational units (Technology, Operations, Credit and Risk Management, Human Resources, Finance, Administration, Marketing, and Corporate and Regulatory Administration) provide a wide-range of support to the Company’s other income earning segments. Expenses incurred by these support units are charged to the business segments through an internal cost allocation process.

The following table presents selected business segment financial information for the periods indicated:

			Treasury
	Retail	Commercial	and
(dollars in thousands)	Banking	Banking	Other	Total
Three Months Ended September 30, 2016
Net interest income (expense)	$104,048	$28,655	$(10,020)	$122,683
Provision for loan and lease losses	(770)	(1,330)	—	(2,100)
Net interest income (expense) after provision for loan and lease losses	103,278	27,325	(10,020)	120,583

Noninterest income	22,398	15,479	10,813	48,690
Noninterest expense	(51,093)	(14,792)	(16,919)	(82,804)
Income (loss) before provision for income taxes	74,583	28,012	(16,126)	86,469

(Provision) benefit for income taxes	(27,672)	(10,399)	4,837	(33,234)
Net income (loss)	$46,911	$17,613	$(11,289)	$53,235

			Treasury
	Retail	Commercial	and
(dollars in thousands)	Banking	Banking	Other	Total
Nine Months Ended September 30, 2016
Net interest income (expense)	$310,244	$84,460	$(34,282)	$360,422
Provision for loan and lease losses	(1,722)	(2,978)	—	(4,700)
Net interest income (expense) after provision for loan and lease losses	308,522	81,482	(34,282)	355,722

Noninterest income	68,553	48,498	51,529	168,580
Noninterest expense	(160,495)	(39,676)	(46,170)	(246,341)
Income (loss) before provision for income taxes	216,580	90,304	(28,923)	277,961

(Provision) benefit for income taxes	(80,727)	(33,640)	10,032	(104,335)
Net income (loss)	$135,853	$56,664	$(18,891)	$173,626

			Treasury
	Retail	Commercial	and
(dollars in thousands)	Banking	Banking	Other	Total
Three Months Ended September 30, 2015
Net interest income (expense)	$100,014	$26,941	$(13,405)	$113,550
Provision for loan and lease losses	(1,202)	(1,348)	—	(2,550)
Net interest income (expense) after provision for loan and lease losses	98,812	25,593	(13,405)	111,000

Noninterest income	25,460	19,346	11,696	56,502
Noninterest expense	(48,449)	(13,247)	(17,681)	(79,377)
Income (loss) before provision for income taxes	75,823	31,692	(19,390)	88,125

(Provision) benefit for income taxes	(27,688)	(11,583)	6,035	(33,236)
Net income (loss)	$48,135	$20,109	$(13,355)	$54,889

			Treasury
	Retail	Commercial	and
(dollars in thousands)	Banking	Banking	Other	Total
Nine Months Ended September 30, 2015
Net interest income (expense)	$297,840	$86,045	$(38,782)	$345,103
Provision for loan and lease losses	(3,487)	(3,913)	—	(7,400)
Net interest income (expense) after provision for loan and lease losses	294,353	82,132	(38,782)	337,703

Noninterest income	74,002	54,475	35,738	164,215
Noninterest expense	(150,278)	(40,335)	(48,694)	(239,307)
Income (loss) before provision for income taxes	218,077	96,272	(51,738)	262,611

(Provision) benefit for income taxes	(81,328)	(35,927)	18,213	(99,042)
Net income (loss)	$136,749	$60,345	$(33,525)	$163,569

20. Reportable Operating Segments

The Company’s operations are organized into three business segments — Retail Banking, Commercial Banking, and Treasury and Other. These segments reflect how discrete financial information is currently evaluated by the chief operating decision maker and how performance is assessed and resources allocated. The Company’s internal management accounting process measures the performance of these business segments. This process, which is not necessarily comparable with similar information for any other financial institution, uses various techniques to assign balance sheet and income statement amounts to the business segments, including allocations of income, expense, the provision for credit losses, and capital. This process is dynamic and requires certain allocations based on judgment and other subjective factors. Unlike financial accounting, there is no comprehensive authoritative guidance for management accounting that is equivalent to GAAP.

The net interest income of the business segments reflects the results of a funds transfer pricing process that matches assets and liabilities with similar interest rate sensitivity and maturity characteristics and reflects the allocation of net interest income related to the Company’s overall asset and liability management activities on a proportionate basis. The basis for the allocation of net interest income is a function of the Company’s assumptions that are subject to change based on changes in current interest rates and market conditions. Funds transfer pricing also serves to transfer interest rate risk to Treasury.

The Company allocates the provision for loan and lease losses to each segment based on management’s estimate of the inherent loss content in each of the specific loan and lease portfolios.

Noninterest income and expense includes allocations from support units to the business segments. These allocations are based on actual usage where practicably calculated or by management’s estimate of such usage. Income tax expense is allocated to each business segment based on the consolidated effective income tax rate for the period shown.

Business Segments

Retail Banking

Retail Banking offers a broad range of financial products and services to consumers and small businesses. Loan and lease products offered include residential and commercial mortgage loans, home equity lines of credit, automobile loans and leases, personal lines of credit, installment loans and small business loans and leases. Deposit products offered include checking, savings, and time deposit accounts. Retail Banking also offers wealth management services. Products and services from Retail Banking are delivered to customers through 62 banking locations throughout the State of Hawaii, Guam, and Saipan.

Commercial Banking

Commercial Banking offers products that include corporate banking, residential and commercial real estate loans, commercial lease financing, auto dealer financing, deposit products and credit cards. Commercial lending and deposit products are offered primarily to middle‑market and large companies locally, nationally, and internationally.

Treasury and Other

Treasury consists of corporate asset and liability management activities including interest rate risk management. The segment’s assets and liabilities (and related interest income and expense) consist of interest‑bearing deposits, investment securities, federal funds sold and purchased, government deposits, short and long‑term borrowings and bank‑owned properties. The primary sources of noninterest income are from bank‑owned life insurance, net gains from the sale of investment securities, foreign exchange income related to customer‑driven currency requests from merchants and island visitors and management of bank‑owned properties. The net residual effect of the transfer pricing of assets and liabilities is included in Treasury, along with the elimination of intercompany transactions.

Other organizational units (Technology, Operations, Credit and Risk Management, Human Resources, Finance, Administration, Marketing, and Corporate and Regulatory Administration) provide a wide‑range of support to the Company’s other income earning segments. Expenses incurred by these support units are charged to the business segments through an internal cost allocation process.

The following table presents selected business segment financial information:

		Commercial	Treasury and
(dollars in thousands)	Retail Banking	Banking	Other	Total
Year Ended December 31, 2015
Net interest income (expense)	$399,153	$113,466	$(51,294)	$461,325
Provision for loan and lease losses	(4,643)	(5,257)	—	(9,900)
Net interest income (expense) after provision for loan and lease losses	394,510	108,209	(51,294)	451,425
Noninterest income	97,934	72,218	41,251	211,403
Noninterest expense	(199,308)	(55,181)	(65,112)	(319,601)
Income (loss) before provision for income taxes	293,136	125,246	(75,155)	343,227
Provision for income taxes	(99,764)	(43,181)	13,498	(129,447)
Net income (loss)	$193,372	$82,065	$(61,657)	$213,780
Total assets as of December 31, 2015	$6,725,665	$4,120,805	$8,506,211	$19,352,681

		Commercial	Treasury and
(dollars in thousands)	Retail Banking	Banking	Other	Total
Year Ended December 31, 2014
Net interest income (expense)	$384,065	$114,188	$(54,455)	$443,798
Provision for loan and lease losses	(5,249)	(5,851)	—	(11,100)
Net interest income (expense) after provision for loan and lease losses	378,816	108,337	(54,455)	432,698
Noninterest income	96,023	65,319	47,895	209,237
Noninterest expense	(186,322)	(49,692)	(61,677)	(297,691)
Income (loss) before provision for income taxes	288,517	123,964	(68,237)	344,244
Provision for income taxes	(103,080)	(44,169)	19,677	(127,572)
Net income (loss)	$185,437	$79,795	$(48,560)	$216,672
Total assets as of December 31, 2014	$6,271,341	$3,878,005	$7,984,350	$18,133,696